Inventory	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
INVENTORY

NOTE 3 –INVENTORY:

a.	Inventories at June 30, 2022 and December 31, 2021 consisted of the following:

	June 30,	December 31,
	2022	2021
	(Unaudited)	(Audited)
Work in progress	$761	$693
Finished goods’	595	388
Total inventory	$1,356	$1,081

b.

During the six and three months period ended June 30, 2022, the Company recorded approximately $23 and $6 for write-down of inventory under cost of goods sold, respectively.

During the six and three months period ended June 30, 2021, the Company recorded approximately $169 and $127 for write-down of inventory under cost of goods sold, respectively.